DEBT (Details Narrative)		1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	May 31, 2020 USD ($)	May 31, 2020 CAD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Apr. 28, 2023 USD ($)	Sep. 30, 2022 CAD ($) $ / shares shares
Short-Term Debt [Line Items]
Convertible Debt											$ 73,000				$ 100,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%			10.00%		6.00%				6.00%
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 3.40			$ 3.40
Repayments of Convertible Debt									$ 38,291		34,709
Debt Instrument, Face Amount									38,291				$ 52,454	$ 209,497
Interest Expense, Operating and Nonoperating									1,182		9,360
[custom:DebtInstrumentUnpaidFaceAmount-0]				$ 115,936			$ 115,936		125,936
Repayments of Short-Term Debt							$ 10,000		83,561		23,600	$ 30,000
Forgiveness of loan payable											$ 7,800	$ 10,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares											2,778	2,778
Proceeds from Issuance of Long-Term Debt				$ 1,365,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				676,663			676,663		279,746				279,746
Fair value of warrant	$ 930				$ (136)	$ 930		(22,570)	$ (22,570)		$ (178,509)
Warrants and Rights Outstanding, Term				5 years			5 years
Proceeds from Issuance of Warrants				$ 431,666				$ 781,953	781,953
Amortization of Debt Discount (Premium)				$ 348,556
Proceeds from Issuance of Debt							$ 45,000
Repayments of Related Party Debt											$ 1,452
Debt Instrument, Periodic Payment, Interest									$ 1,182
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.0341			0.0341		4.87		3.79		4.87		3.79
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input				1.2869			1.2869		39.02		135.59		39.02		135.59
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input				0			0
Private Placement [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares				1,365
Proceeds from Issuance of Long-Term Debt				$ 1,365,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares											5,515				5,515
Gain (Loss) on Extinguishment of Debt				495,051
Fair value of warrant				494,219					$ 202,009
Loans Payable [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank, Current			$ 60,000
Loans Payable [Member] | CEBA [Member]
Short-Term Debt [Line Items]
Proceeds from Loans		$ 28,640	$ 40,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											12.00%				12.00%
Debt Instrument, Maturity Date, Description											December 20, 2022	December 20, 2022
Debt Instrument, Convertible, Conversion Price | (per share)											$ 26.28				$ 36.00
Debt Instrument, Term											3 years	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)											$ 35.04				$ 48.00
Repayments of Convertible Debt											$ 34,709	$ 47,546
Repayments of Related Party Debt									$ 38,291	$ 52,454
Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 1,365,000			$ 1,365,000
Class of Warrant or Right, Outstanding | shares				401,310			401,310
Long-Term Debt, Gross				$ 1,421,829			$ 1,421,829
Senior Secured Convertible Debenture [Member] | Private Placement [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 4.08			$ 4.08
Debt Instrument, Face Amount				$ 1,000			$ 1,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares				500
Class of Warrant or Right, Outstanding | shares				294			294
Warrant exercisable period				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				1			1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				294			294
Unamortized discount				$ 832			$ 832
Chief Executive Officer [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible Debt											$ 73,000				$ 100,000